Fees Summary	Sep. 24, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 316,249,990.00
Previously Paid Amount	0.00
Total Fee Amount	43,674.12
Total Offset Amount	0.00
Net Fee	43,674.12
Narrative - Max Aggregate Offering Price	$ 316,249,999.00
Narrative - Max Aggregate Offering Amount | shares	9,035,714
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true